UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08631
                                                     ---------

                               Phoenix Portfolios
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            900 Third Ave, 31st Floor
                               New York, NY 10022
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


            Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,             John H. Beers, Esq.
    Counsel and Secretary for Registrant          Vice President and Counsel
      Phoenix Life Insurance Company           Phoenix Life Insurance Company
            One American Row                           One American Row
         Hartford, CT 06103-2899                    Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 451-1100
                                                           ---------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2007
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



PHOENIX PORTFOLIOS
GLOSSARY
JANUARY 31, 2007 (UNAUDITED)


REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SHORT POSITION ("SHORT")
Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. If the price rises, the investor must buy at the higher price and sustain a loss.

PHOENIX MARKET NEUTRAL FUND




                             SCHEDULE OF INVESTMENTS
                                      AND
                             SECURITIES SOLD SHORT
                                JANUARY 31, 2007
                                   (UNAUDITED)



                                       SHARES     VALUE
                                      --------  ----------

DOMESTIC COMMON STOCKS--91.5%

ADVERTISING--0.7%
Harte-Hanks, Inc.                      16,600   $  450,025

AEROSPACE & DEFENSE--0.6%
Teledyne Technologies, Inc.(b)         10,600      404,390

AIR FREIGHT & LOGISTICS--2.3%
ABX Air, Inc.(b)                       19,100      130,453
EGL, Inc.(b)                           12,100      461,131
Hub Group, Inc. Class A(b)             15,300      456,858
Pacer International, Inc.              15,500      482,980
                                                ----------
                                                 1,531,422
                                                ----------
AIRLINES--0.5%
Pinnacle Airlines Corp.(b)             19,000      333,450

ALUMINUM--0.7%
Alcoa, Inc.                            15,200      490,960

APPAREL RETAIL--0.3%
Shoe Carnival, Inc.(b)                  6,300      200,529

APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
Perry Ellis International, Inc.(b)      4,400      132,396
Phillips-Van Heusen Corp.               8,400      463,260
                                                ----------
                                                   595,656
                                                ----------
APPLICATION SOFTWARE--3.9%
Actuate Corp.(b)                       59,800      312,754
Autodesk, Inc.(b)                      10,600      463,432
Cadence Design Systems, Inc.(b)        24,600      464,940
Epicor Software Corp.(b)               31,600      437,660
Manhattan Associates, Inc.(b)          14,700      412,629
Quest Software, Inc.(b)                31,600      471,788
                                                ----------
                                                 2,563,203
                                                ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.7%
Mellon Financial Corp.                 10,600      453,044

AUTO PARTS & EQUIPMENT--0.7%
Johnson Controls, Inc.                  5,100      471,546

AUTOMOTIVE RETAIL--0.6%
CSK Auto Corp.(b)                      25,500      422,535


                                       SHARES     VALUE
                                      --------  ----------

BIOTECHNOLOGY--0.6%
Genentech, Inc.(b)                      4,600     $401,902

BREWERS--0.7%
Molson Coors Brewing Co. Class B        5,600      452,480

BROADCASTING & CABLE TV--0.3%
Salem Communications Corp. Class A     16,400      201,228

BUILDING PRODUCTS--0.5%
Builders FirstSource, Inc.(b)          17,900      324,706

CASINOS & GAMING--1.4%
Dover Downs Gaming & Entertainment,
  Inc.                                 31,700      414,953
Penn National Gaming, Inc.(b)          11,100      486,402
                                                ----------
                                                   901,355
                                                ----------
COMMUNICATIONS EQUIPMENT--0.6%
Packeteer, Inc.(b)                     31,800      426,120

COMPUTER STORAGE & PERIPHERALS--1.2%
Lexmark International, Inc. Class
  A(b)                                  5,900      371,877
Western Digital Corp.(b)               22,200      435,120
                                                ----------
                                                   806,997
                                                ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.3%
Commercial Vehicle Group, Inc.(b)      18,900      381,780
Wabtec Corp.                           14,500      464,290
                                                ----------
                                                   846,070
                                                ----------
CONSUMER FINANCE--0.6%
AmeriCredit Corp.(b)                   15,500      420,670

DATA PROCESSING & OUTSOURCED SERVICES--3.6%
Alliance Data Systems Corp.(b)          7,300      495,889
Fiserv, Inc.(b)                         9,300      488,901
Heartland Payment Systems, Inc.        16,800      447,888
Total System Services, Inc.            15,100      466,590
VeriFone Holdings, Inc.(b)             12,500      499,625
                                                ----------
                                                 2,398,893
                                                ----------
DISTILLERS & VINTNERS--0.6%
Constellation Brands, Inc. Class
  A(b)                                 16,000      395,840

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.4%
Geo Group, Inc. (The)(b)                5,800      254,156

                                       SHARES     VALUE
                                      --------  ----------

DIVERSIFIED METALS & MINING--1.5%
Freeport-McMoRan Copper & Gold,
  Inc. Class B (Indonesia)(c)           8,600   $  494,586
Phelps Dodge Corp.                      3,900      482,040
                                                ----------
                                                   976,626
                                                ----------
DIVERSIFIED REITS--0.8%
Investors Real Estate Trust             8,100       83,916
Spirit Finance Corp.                   37,000      463,240
                                                ----------
                                                   547,156
                                                ----------
ELECTRIC UTILITIES--2.1%
Edison International                   10,100      454,298
FirstEnergy Corp.                       7,900      468,707
Unisource Energy Corp.                 12,400      465,248
                                                ----------
                                                 1,388,253
                                                ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
Regal-Beloit Corp.                      3,200      161,024
Smith (A.O.) Corp.                      1,100       42,185
                                                ----------
                                                   203,209
                                                ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.5%
Aeroflex, Inc.(b)                      39,400      471,224
Mettler-Toledo International,
  Inc.(b)                               6,100      505,080
                                                ----------
                                                   976,304
                                                ----------
ELECTRONIC MANUFACTURING SERVICES--0.7%
Zygo Corp.(b)                          30,000      460,500

ENVIRONMENTAL & FACILITIES SERVICES--0.7%
Waste Management, Inc.                 11,700      444,366

FOOD DISTRIBUTORS--0.7%
Andersons, Inc. (The)                  11,500      457,240

FOOTWEAR--0.4%
K-Swiss, Inc. Class A                   8,900      281,418

FOREST PRODUCTS--0.7%
Deltic Timber Corp.                     8,200      438,864

GENERAL MERCHANDISE STORES--1.5%
Dollar Tree Stores, Inc.(b)            15,800      497,068
Family Dollar Stores, Inc.             15,000      486,000
                                                ----------
                                                   983,068
                                                ----------
HEALTH CARE EQUIPMENT--1.6%
Candela Corp.(b)                       31,700      366,452
Hillenbrand Industries, Inc.            8,200      467,482
Zoll Medical Corp.(b)                   3,100      194,432
                                                ----------
                                                 1,028,366
                                                ----------


                                       SHARES     VALUE
                                      --------  ----------

HEALTH CARE SERVICES--0.6%
Apria Healthcare Group, Inc.(b)        15,000   $  416,550

HOME FURNISHINGS--0.3%
Furniture Brands International, Inc.   13,400      223,378

HOMEBUILDING--0.6%
Lennar Corp. Class A                   7,500       407,850

HOTELS, RESORTS & CRUISE LINES--1.0%
Interstate Hotels & Resorts, Inc.(b)   19,500      143,520
Royal Caribbean Cruises Ltd.           11,200      503,216
                                                ----------
                                                   646,736
                                                ----------
HYPERMARKETS & SUPER CENTERS--0.7%
Wal-Mart Stores, Inc.                   9,000      429,210

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.8%
NRG Energy, Inc.(b)                     8,300      497,419

INDUSTRIAL MACHINERY--2.9%
CIRCOR International, Inc.              6,600      238,194
Lincoln Electric Holdings, Inc.         6,900      419,313
Nordson Corp.                           7,400      382,728
Parker-Hannifin Corp.                   5,100      422,076
Watts Water Technologies, Inc.
  Class A                              10,100      444,097
                                                ----------
                                                 1,906,408
                                                ----------
INDUSTRIAL REITS--0.7%
AMB Property Corp.                      7,200      438,120

INTEGRATED OIL & GAS--0.7%
Marathon Oil Corp.                      4,900      442,666

INTERNET RETAIL--0.8%
Expedia, Inc.(b)                        5,400      115,830
Priceline.com, Inc.(b)                 10,300      438,986
                                                ----------
                                                   554,816
                                                ----------
INTERNET SOFTWARE & SERVICES--2.9%
DealerTrack Holdings, Inc.(b)          11,700      324,324
EarthLink, Inc.(b)                     66,900      489,039
NIC, Inc.(b)                           26,500      141,775
RealNetworks, Inc.(b)                  41,300      440,671
United Online, Inc.                    35,400      497,016
                                                ----------
                                                 1,892,825
                                                ----------
INVESTMENT BANKING & BROKERAGE--4.1%
Goldman Sachs Group, Inc. (The)         2,100      445,536
Knight Capital Group, Inc.
  Class A(b)                           21,400      386,698
Lehman Brothers Holdings, Inc.          5,800      476,992
Merrill Lynch & Co., Inc.               4,900      458,444
Morgan Stanley                          5,500      455,345

                                       SHARES     VALUE
                                      --------  ----------

INVESTMENT BANKING & BROKERAGE--(CONTINUED)
SWS Group, Inc.                        19,350   $  488,200
                                                ----------
                                                 2,711,215
                                                ----------
IT CONSULTING & OTHER SERVICES--1.3%
Acxiom Corp.                           17,600      399,520
Forrester Research, Inc.(b)            15,100      425,216
Keane, Inc.(b)                          1,000       12,170
                                                ----------
                                                   836,906
                                                ----------
LIFE & HEALTH INSURANCE--0.7%
Nationwide Financial Services, Inc.
  Class A                               8,400      459,060
Universal American Financial
  Corp.(b)                              1,100       20,735
                                                ----------
                                                   479,795
                                                ----------
LIFE SCIENCES TOOLS & SERVICES--0.7%
Applera Corp. - Applied Biosystems
  Group                                13,000      451,880

MORTGAGE REITS--2.0%
Capital Trust, Inc. Class A             9,300      461,280
iStar Financial, Inc.                   9,800      491,470
NorthStar Realty Finance Corp.         21,900      386,535
                                                ----------
                                                 1,339,285
                                                ----------
MOVIES & ENTERTAINMENT--0.7%
Walt Disney Co. (The)                  13,600      478,312

MULTI-LINE INSURANCE--0.7%
American International Group, Inc.      6,300       431,235

MULTI-UTILITIES--1.4%
CenterPoint Energy, Inc.               26,400      455,664
DTE Energy Co.                          9,400      435,878
                                                ----------
                                                   891,542
                                                ----------
OFFICE REITS--0.7%
HRPT Properties Trust                  35,900      467,418

OIL & GAS EQUIPMENT & SERVICES--1.4%
SEACOR Holdings, Inc.(b)                4,400      445,412
Superior Energy Services, Inc.(b)      15,300      463,896
                                                ----------
                                                   909,308
                                                ----------
OIL & GAS EXPLORATION & PRODUCTION--2.7%
Callon Petroleum Co.(b)                26,400      366,432
Permian Basin Royalty Trust            28,100      446,790
St. Mary Land & Exploration Co.        13,000      467,870
XTO Energy, Inc.                        9,400      474,418
                                                ----------
                                                 1,755,510
                                                ----------
PAPER PACKAGING--0.7%
Rock-Tenn Co. Class A                  13,700      448,264



                                       SHARES     VALUE
                                      --------  ----------

PAPER PRODUCTS--0.7%
Buckeye Technologies, Inc.(b)          36,400     $435,708

PERSONAL PRODUCTS--0.3%
Mannatech, Inc.                        11,800      190,334

PHARMACEUTICALS--1.4%
King Pharmaceuticals, Inc.(b)          28,300      505,438
Sciele Pharma, Inc.(b)                 18,800      446,500
                                                ----------
                                                   951,938
                                                ----------
PROPERTY & CASUALTY INSURANCE--1.3%
CNA Financial Corp.(b)                 11,000      447,150
Harleysville Group, Inc.               11,700      397,800
                                                ----------
                                                   844,950
                                                ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.5%
CB Richard Ellis Group, Inc. Class
  A(b)                                 13,000      488,930
Jones Lang LaSalle, Inc.                4,900      512,050
                                                ----------
                                                 1,000,980
                                                ----------
REGIONAL BANKS--3.8%
Bank of Hawaii Corp.                    8,300      434,505
Hanmi Financial Corp.                  20,400      417,792
Santander BanCorp                      11,300      209,050
Southwest Bancorp, Inc.                 9,100      242,424
Sterling Financial Corp.               12,600      417,942
W Holding Co., Inc.                    70,400      370,304
Wilshire Bancorp, Inc.                 21,300      388,725
                                                ----------
                                                 2,480,742
                                                ----------
RESTAURANTS--0.8%
Darden Restaurants, Inc.               11,000      430,540
Ruth's Chris Steak House, Inc.(b)       5,900      126,732
                                                ----------
                                                   557,272
                                                ----------
RETAIL REITS--2.1%
Kite Realty Group Trust                24,400      475,800
Ramco-Gershenson Properties Trust      11,900      445,774
Taubman Centers, Inc.                   7,800      454,506
                                                ----------
                                                 1,376,080
                                                ----------
SEMICONDUCTOR EQUIPMENT--2.2%
Advanced Energy Industries, Inc.(b)    12,100      209,693
MKS Instruments, Inc.(b)               19,900      435,213
Novellus Systems, Inc.(b)              14,900      459,367
Photronics, Inc.(b)                    20,100      334,866
                                                ----------
                                                 1,439,139
                                                ----------
SEMICONDUCTORS--2.9%
Actel Corp.(b)                         7,700       137,522

                                       SHARES       VALUE
                                     ----------- -----------

SEMICONDUCTORS--(CONTINUED)
Amkor Technology, Inc.(b)              40,200   $  423,306
Pericom Semiconductor Corp.(b)         47,100      469,587
RF Micro Devices, Inc.(b)              61,800      477,096
Silicon Image, Inc.(b)                 34,000      411,060
                                                ----------
                                                 1,918,571
                                                ----------

SPECIALIZED FINANCE--0.7%
Asta Funding, Inc.                     14,800      476,856

SPECIALIZED REITS--0.7%
Highland Hospitality Corp.             29,000      460,520

SPECIALTY STORES--0.6%
Dick's Sporting Goods, Inc.(b)         7,700       396,473

SYSTEMS SOFTWARE--2.9%
Altiris, Inc.(b)                       17,800      582,594
Macrovision Corp.(b)                   16,200      400,626
McAfee, Inc.(b)                        15,800      462,308
Sybase, Inc.(b)                        19,200      497,088
                                                ----------
                                                 1,942,616
                                                ----------

THRIFTS & MORTGAGE FINANCE--3.3%
City Bank                              12,350      419,900
Countrywide Financial Corp.            10,900      473,932
FirstFed Financial Corp.(b)             6,900      475,755
Ocwen Financial Corp.(b)               28,700      404,096
TierOne Corp.                          13,600      409,632
                                                ----------
                                                 2,183,315
                                                ----------

TOBACCO--0.7%
Loews Corp. - Carolina Group            6,600      452,364

TRUCKING--0.3%
Celadon Group, Inc.(b)                 11,550      193,925
----------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $54,751,099)                   60,290,978
----------------------------------------------------------

FOREIGN COMMON STOCKS(c)--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A.
  (Argentina) (b) (e)                   1,400            0

Telefonica Moviles S.A.
  (Argentina) (b) (e)                   1,400            0
----------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $0)                                     0
----------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.5%
(IDENTIFIED COST $54,751,099)                   60,290,978
----------------------------------------------------------



                                          PAR
                                         VALUE
                                         (000)      VALUE
                                        --------  ---------

SHORT-TERM INVESTMENTS--9.0%

COMMERCIAL PAPER(d)--9.0%
Clipper Receivables Co. LLC 5.28%,
  2/1/07                              $ 2,055   $2,055,000
Bank of America Corp. 5.24%,
  2/6/07                                3,900    3,897,162
----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,952,162)                     5,952,162
----------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $60,703,261)                   66,243,140(a)

SECURITIES SOLD SHORT--(91.5)%
(PROCEEDS $59,133,526)                         (60,298,288)

Other assets and liabilities, net--91.0%        59,963,834
                                               -----------
NET ASSETS--100.0%                             $65,908,686
                                               ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,230,429 and gross depreciation of $690,550 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $60,703,261.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments and Securities Sold Short.
(d) The rate shown is the discount rate.
(e) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At January 31, 2007, these securities amounted to a value of $0 or 0.0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securties" in the Notes in to Schedules of Investments and Securities Sold Short.

                                       SHARES     VALUE
                                      --------  ----------

SECURITIES SOLD SHORT--91.5%

DOMESTIC COMMON STOCKS SOLD SHORT--91.5%

ADVERTISING--0.7%
Lamar Advertising Co. Class A           6,900   $  457,332

AEROSPACE & DEFENSE--0.7%
Hexcel Corp.                           22,300      429,052

AGRICULTURAL PRODUCTS--0.7%
Alico, Inc.                             8,400      439,488

AIR FREIGHT & LOGISTICS--0.9%
Expeditors International of
  Washington, Inc.                      3,100      132,339
Forward Air Corp.                      15,000      470,700
                                                ----------
                                                   603,039
                                                ----------

AIRLINES--0.5%
Mesa Air Group, Inc.                   44,000      329,560

AIRPORT SERVICES--0.7%
Macquarie Infrastructure Co. Trust     13,400      491,378

ALUMINUM--0.7%
Kaiser Aluminum Corp.                   7,300      482,165

APPAREL RETAIL--0.3%
Hot Topic, Inc.                        19,400      201,954

APPAREL, ACCESSORIES & LUXURY GOODS--0.8%
Fossil, Inc.                           19,600      441,196
UniFirst Corp.                          2,800      116,284
                                                ----------
                                                   557,480
                                                ----------

APPLICATION SOFTWARE--4.1%
Adobe Systems, Inc.                    11,500      447,005
ANSYS, Inc.                            10,300      513,867
Blackboard, Inc.                       16,700      487,640
MapInfo Corp.                          23,300      318,045
Salesforce.Com, Inc.                   10,400      455,832
Ultimate Software Group, Inc.          19,400      472,972
                                                ----------
                                                 2,695,361
                                                ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.7%
Legg Mason, Inc.                       4,400       461,340

AUTO PARTS & EQUIPMENT--0.6%
Tenneco, Inc.                          17,800      413,850

AUTOMOTIVE RETAIL--0.7%
Pep Boys - Manny Moe & Jack (The)      29,900      457,769

BIOTECHNOLOGY--0.5%
Arena Pharmaceuticals, Inc.            28,200      360,114


                                       SHARES     VALUE
                                      --------  ----------

BREWERS--0.7%
Anheuser-Busch Cos., Inc.               8,800   $  448,536

BROADCASTING & CABLE TV--0.3%
Spanish Broadcasting System, Inc.
  Class A                              46,100      187,166

BUILDING PRODUCTS--0.5%
Ameron International Corp.              4,100      330,747

CASINOS & GAMING--1.4%
Churchill Downs, Inc.                  10,900      455,511
Scientific Games Corp. Class A         14,100      437,664
                                                ----------
                                                   893,175
                                                ----------

CATALOG RETAIL--0.6%
Gaiam, Inc. Class A                    32,700      414,636

COMMUNICATIONS EQUIPMENT--0.6%
MasTec, Inc.                           32,900      370,125

COMPUTER STORAGE & PERIPHERALS--1.9%
Adaptec, Inc.                         111,100      399,960
Electronics for Imaging, Inc.          17,400      401,070
Intermec, Inc.                         19,100      458,973
                                                ----------
                                                 1,260,003
                                                ----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.3%
Bucyrus International, Inc. Class A    10,000      464,100
Wabash National Corp.                  25,800      411,252
                                                ----------
                                                   875,352
                                                ----------

CONSUMER FINANCE--1.3%
Advanta Corp. Class B                   9,000      417,690
First Cash Financial Services, Inc.    19,400      455,512
                                                ----------
                                                   873,202
                                                ----------

DATA PROCESSING & OUTSOURCED SERVICES--2.7%
CheckFree Corp.                        10,700      443,301
eFunds Corp.                           16,100      430,192
Global Payments, Inc.                  11,000      415,360
Paychex, Inc.                          12,100      484,121
                                                ----------
                                                 1,772,974
                                                ----------

DISTILLERS & VINTNERS--0.7%
Brown-Forman Corp. Class B              6,800      446,012

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.1%
Exponent, Inc.                         12,500      232,625
PHH Corp.                              16,200      474,012
                                                ----------
                                                   706,637
                                                ----------

DIVERSIFIED METALS & MINING--1.4%
Compass Minerals International, Inc.   14,700      456,141

                                       SHARES     VALUE
                                      --------  ----------

DIVERSIFIED METALS & MINING--(CONTINUED)
Titanium Metals Corp.                  14,900   $  459,516
                                                ----------
                                                   915,657
                                                ----------

DIVERSIFIED REITS--0.1%
Capital Lease Funding, Inc.             7,000       78,470

ELECTRIC UTILITIES--2.7%
Allegheny Energy, Inc.                  9,900      460,548
Exelon Corp.                            6,900      413,931
Progress Energy, Inc.                   9,500      451,630
Southern Co. (The)                     13,100      478,543
                                                ----------
                                                 1,804,652
                                                ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
Power-One, Inc.                        22,500      166,275
Vicor Corp.                            3,300       35,013
                                                ----------
                                                   201,288
                                                ----------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.4%
Checkpoint Systems, Inc.               24,800      465,992
Cognex Corp.                           19,400      423,308
                                                ----------
                                                   889,300
                                                ----------

ELECTRONIC MANUFACTURING SERVICES--0.6%
Echelon Corp.                          55,400      413,838

ENVIRONMENTAL & FACILITIES SERVICES--0.8%
Synagro Technologies, Inc.             95,200      547,400

FOOTWEAR--0.4%
Iconix Brand Group, Inc.               12,800      254,848

FOREST PRODUCTS--0.7%
Weyerhaeuser Co.                        6,400      480,000

GENERAL MERCHANDISE STORES--0.7%
99 Cents Only Stores                   31,000      460,350

HEALTH CARE EQUIPMENT--1.7%
Adeza Biomedical Corp.                 26,100      407,682
Advanced Medical Optics, Inc.          13,600      499,800
Spectranetics Corp.                    19,800      210,672
                                                ----------
                                                 1,118,154
                                                ----------

HEALTH CARE SERVICES--0.7%
Matria Healthcare, Inc.                16,000      442,080

HOME FURNISHINGS--0.3%
Stanley Furniture Co., Inc.             9,900      212,058

HOMEBUILDING--0.7%
Levitt Corp. Class A                   33,100      468,696



                                       SHARES     VALUE
                                      --------  ----------

HOTELS, RESORTS & CRUISE LINES--1.1%
Ambassadors Group, Inc.                15,500   $  434,465
Ambassadors International, Inc.         2,600      112,918
Lodgian, Inc.                          13,700      180,703
                                                ----------
                                                   728,086
                                                ----------

HYPERMARKETS & SUPER CENTERS--0.7%
PriceSmart, Inc.                       29,600      464,424

INDUSTRIAL MACHINERY--2.9%
Badger Meter, Inc.                     16,300      471,885
CLARCOR, Inc.                          12,000      415,920
ESCO Technologies, Inc.                 9,500      453,815
Flanders Corp.                         24,200      212,476
Flow International Corp.               31,800      371,424
                                                ----------
                                                 1,925,520
                                                ----------

INDUSTRIAL REITS--1.4%
EastGroup Properties, Inc.              8,200      448,868
First Potomac Realty Trust             15,300      459,459
                                                ----------
                                                   908,327
                                                ----------

INTEGRATED OIL & GAS--0.7%
Murphy Oil Corp.                        9,800      487,158

INTERNET SOFTWARE & SERVICES--3.4%
DivX, Inc                              15,200      321,936
Internet Capital Group, Inc.           40,500      450,765
iPass, Inc.                            26,500      138,065
j2 Global Communications, Inc.         16,500      436,920
Openwave Systems, Inc.                 49,200      433,944
WebEx Communications, Inc.             13,200      489,456
                                                ----------
                                                 2,271,086
                                                ----------

INVESTMENT BANKING & BROKERAGE--3.4%
E*TRADE Financial Corp.                17,700      431,526
Jefferies Group, Inc.                  16,800      494,928
LaBranche & Co., Inc.                  46,200      433,356
Piper Jaffray Cos.                      6,300      434,322
Stifel Financial Corp.                  9,400      452,892
                                                ----------
                                                 2,247,024
                                                ----------

IT CONSULTING & OTHER SERVICES--1.4%
Lionbridge Technologies, Inc.          72,500      469,075
MAXIMUS, Inc.                          15,000      452,250
Sapient Corp.                           1,900       11,932
                                                ----------
                                                   933,257
                                                ----------

LEISURE FACILITIES--0.7%
Life Time Fitness, Inc.                 8,400      455,280

                                       SHARES     VALUE
                                      --------  ----------

LIFE & HEALTH INSURANCE--0.7%
American Equity Investment Life
  Holding Co.                          34,900   $  447,069

Great American Financial Resources,
  Inc.                                    900       19,926
                                                ----------
                                                   466,995
                                                ----------

LIFE SCIENCES TOOLS & SERVICES--0.7%
Affymetrix, Inc.                       18,800      469,248

MORTGAGE REITS--1.3%
JER Investors Trust, Inc.              21,400      438,272
Resource Capital Corp.                 20,900      389,994
                                                ----------
                                                   828,266
                                                ----------

MOVIES & ENTERTAINMENT--0.6%
DreamWorks Animation SKG, Inc.
  Class A                              14,500      408,610

MULTI-UTILITIES--1.4%
Ameren Corp.                            8,400      446,124
Vectren Corp.                          16,600      466,792
                                                ----------
                                                   912,916
                                                ----------

NETWORKING EQUIPMENT--0.8%
FalconStor Software, Inc.              55,000      505,450

OFFICE REITS--1.5%
Franklin Street Properties Corp.
  Class C                              22,400      460,320
Kilroy Realty Corp.                     5,700      494,988
                                                ----------
                                                   955,308
                                                ----------

OIL & GAS EQUIPMENT & SERVICES--1.4%
CARBO Ceramics, Inc.                   11,800      435,184
Lone Star Technologies, Inc.           10,000      483,500
                                                ----------
                                                   918,684
                                                ----------

OIL & GAS EXPLORATION & PRODUCTION--2.5%
Brigham Exploration Co.                63,000      387,450
Delta Petroleum Corp.                  18,700      410,465
Encore Acquisition Co.                 17,300      448,935
Rosetta Resources, Inc.                22,800      428,868
                                                ----------
                                                 1,675,718
                                                ----------

PAPER PACKAGING--0.7%
Chesapeake Corp.                       28,000      491,680

PAPER PRODUCTS--0.7%
Glatfelter (P.H.) Co.                  28,300      458,177

PERSONAL PRODUCTS--0.3%
American Oriental Bioengineering,
  Inc.                                 13,000      167,050

PHARMACEUTICALS--1.4%
Allergan, Inc.                          4,000      466,840


                                       SHARES     VALUE
                                      --------  ----------

PHARMACEUTICALS--(CONTINUED)
Noven Pharmaceuticals, Inc.            17,400   $  476,064
                                                ----------
                                                   942,904
                                                ----------

PROPERTY & CASUALTY INSURANCE--2.0%
Alfa Corp.                             22,000      414,920
Stewart Information Services Corp.      9,900      416,196
Tower Group, Inc.                      15,000      504,000
                                                ----------
                                                 1,335,116
                                                ----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.5%
Forest City Enterprises, Inc.
  Class A                               7,800      471,510
St. Joe Co. (The)                      8,400       486,360
                                                ----------
                                                   957,870
                                                ----------

REGIONAL BANKS--3.3%
BankFinancial Corp.                    21,500      379,045
F.N.B. Corp.                           12,000      211,080
First Financial Bancorp                15,100      248,093
Midwest Banc Holdings, Inc.            21,400      458,388
Umpqua Holdings Corp.                  15,600      443,820
Valley National Bancorp                16,498      422,514
                                                ----------
                                                 2,162,940
                                                ----------

RESTAURANTS--0.9%
BJ's Restaurants, Inc.                  5,600      114,240
Cheesecake Factory, Inc. (The)         17,900      494,577
                                                ----------
                                                   608,817
                                                ----------

RETAIL REITS--2.2%
Acadia Realty Trust                    18,500      475,265
Cedar Shopping Centers, Inc.           28,100      470,675
Federal Realty Investments Trust        5,500      513,810
                                                ----------
                                                 1,459,750
                                                ----------

SEMICONDUCTOR EQUIPMENT--2.9%
ATMI, Inc.                             13,500      451,440
Cabot Microelectronics Corp.           10,800      326,052
FormFactor, Inc.                       10,900      443,085
Mattson Technology, Inc.               24,100      209,911
Ultratech, Inc.                        37,200      451,608
                                                ----------
                                                 1,882,096
                                                ----------

SEMICONDUCTORS--2.3%
Exar Corp.                             35,300      462,430
MIPS Technologies, Inc.                16,300      135,616
Sigma Designs, Inc.                    21,100      510,831
Volterra Semiconductor Corp.           31,000      408,580
                                                ----------
                                                 1,517,457
                                                ----------

                                       SHARES     VALUE
                                      --------  ----------

SPECIALIZED FINANCE--0.7%
Chicago Mercantile Exchange
  Holdings, Inc.                          800  $   450,640

SPECIALIZED REITS--0.7%
Healthcare Realty Trust, Inc.          10,600      449,228

SPECIALTY STORES--0.6%
A.C. Moore Arts & Crafts, Inc.         19,500      394,290

SYSTEMS SOFTWARE--1.4%
Novell, Inc.                           63,700      461,825
Wind River Systems, Inc.               43,600      432,512
                                               -----------
                                                   894,337
                                               -----------

THRIFTS & MORTGAGE FINANCE--4.0%
Astoria Financial Corp.                14,200      420,178
Berkshire Hills Bancorp, Inc.          12,600      427,518
Brookline Bancorp, Inc.                35,500      472,505
MAF Bancorp, Inc.                       9,300      417,942
MGIC Investment Corp.                   7,300      450,556
NewAlliance Bancshares, Inc.           27,400      438,400
                                               -----------
                                                 2,627,099
                                               -----------

TOBACCO--0.8%
Universal Corp.                        10,200      492,966

TRUCKING--0.3%
Universal Truckload Services, Inc.      7,700      199,276
-----------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS SOLD SHORT
(PROCEEDS $59,133,526)                          60,298,288
-----------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $59,133,526)                          60,298,288(a)
                                               ===========


(a) Federal Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $2,466,277, and gross depreciation of $5,044,888 for federal income tax purposes. At January 31, 2007, the aggregate proceeds of securities sold short for federal income tax purposes was $57,719,677.

PHOENIX PORTFOLIOS
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
JANUARY 31, 2007 (UNAUDITED)


       NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

           The following is a summary of significant accounting policies consistently followed by the Phoenix Portfolios in the preparation of the Schedule of Investments and Securities Sold Short. The preparation of the Schedule of Investments and Securities Sold Short in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments and Securities Sold Short. Actual results could differ from those estimates.


       A. SECURITY VALUATION

           Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.



           Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.


           As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.


           Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.


           Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


               In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


       B. SECURITY TRANSACTIONS AND RELATED INCOME

                  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

       C. FOREIGN CURRENCY TRANSLATION

           Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.


       D. FOREIGN SECURITY COUNTRY DETERMINATION

           A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments and Securities Sold
     Short: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


       E. SHORT SALES

           A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.


           At January 31, 2007, the value of securities sold short amounted to $60,298,288 against which collateral of $119,871,072 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short.


       NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

                  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.


        The Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.


       NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

       Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments and Securities Sold Short where applicable.

           Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.


           At January 31, 2007, the Fund held the following restricted securities:


                                                                        Market             % of
                                    Acquisition      Acquisition        Value              Net Assets
                                    Date             Cost               at 1/31/07         at 1/31/07
                                    --------------------------------------------------------------------
       Telefonica Moviles S.A.      12/20/01         $ 0                $ 0                0.0%

       Telefonica Data
          Argentina S.A.            12/20/01           0                  0                0.0



           At the end of the period, the value of restricted securities amounted to $0 or 0.0% of net assets.

           The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Phoenix Portfolios
                          ------------------------------------------------------

By (Signature and Title)* /s/ George R. Aylward
                          ------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                          ------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ W. Patrick Bradley
                          ------------------------------------------------------
                          W. Patrick Bradley, Chief Financial Officer
                          and Treasurer
                          (principal financial officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.